Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 17,025	¥ 118,511	¥ 129,478	¥ (674,426)
Cash flows from investing activities:
Investment in short-term investments	(65,524)	(456,167)	(1,267,483)	(756,000)
Net cash used in investing activities	(21,806)	(151,809)	(349,859)	212,127
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost	71,596	498,436
Net cash provided by financing activities	85,241	593,436	(268,100)	663,100
Effect of exchange rate changes on cash and cash equivalents	(2,944)	(20,484)	19,076	(40,020)
Net (decrease) increase in cash, cash equivalents and restricted cash	77,516	539,654	(469,405)	160,781
Cash, cash equivalents and restricted cash at the beginning of the year	114,082	794,218	1,263,623	1,102,842
Cash, cash equivalents and restricted cash at the end of the year	$ 191,598	1,333,872	794,218	1,263,623
Reportable Legal Entities | Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		(883)	25	(2,479)
Cash flows from investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries		(64,295)		(660,531)
Investment in short-term investments		(380,901)
Proceeds from redemption of short-term investments		380,901
Net cash used in investing activities		(64,295)		(660,531)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost		498,436
Net cash provided by financing activities		498,436
Effect of exchange rate changes on cash and cash equivalents		(2,265)	1	(18,742)
Net (decrease) increase in cash, cash equivalents and restricted cash		430,993	26	(681,752)
Cash, cash equivalents and restricted cash at the beginning of the year		36	10	681,762
Cash, cash equivalents and restricted cash at the end of the year		¥ 431,029	¥ 36	¥ 10